Share-based Compensation - Summary of Valuation Assumptions (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	56.38%
Weighted average volatility	56.38%
Expected dividends	0.00%
Risk-free rate	3.05%
Contractual term(in years)	10 years
Enterprise value per ordinary share	$ 0.21